UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement. [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            PSAGOT SECURITIES LTD.
Address:         14 AHAD HA'AM STREET
                 TEL AVIV 65142, ISRAEL

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: BARAK SORENI
Title: CHIEF EXECUTIVE OFFICER
Phone: +972-3-796-8682

Signature, Place, and Date of Signing:

/s/ Barak Soreni                Tel Aviv, Israel                  April 21, 2013
----------------                ----------------                  --------------
  [Signature]                     [City, State]                      [Date]

Name: TAMIR FERDER
Title: VICE PRESIDENT OF INVESTMENTS
Phone: +972-3-796-8682

Signature, Place, and Date of Signing:

/s/ Tamir Ferder                Tel Aviv, Israel                  April 21, 2013
----------------                ----------------                  --------------
  [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number   Name
    28-__________________  Psagot Investment House Ltd.